UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 10/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

	Shares	Value
Investment Companies—99.7%[1]
Alternative Funds—19.3%
Oppenheimer Fundamental Alternatives Fund, Cl. I	521,009	$ 14,379,855
Oppenheimer Global Multi Strategies Fund, Cl. I	1,126,806	28,316,644
Oppenheimer Gold & Special Minerals Fund, Cl. I2	610,557	11,423,513
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,884,794	47,057,243
Oppenheimer Real Estate Fund, Cl. I	728,505	20,165,013
		121,342,268
Domestic Equity Funds—21.7%
Oppenheimer Capital Appreciation Fund, Cl. I	1,010,711	56,448,188
Oppenheimer Main Street Mid Cap Fund, Cl. I	388,178	10,892,263
Oppenheimer Main Street Small Cap Fund, Cl. I	749,044	9,452,940
Oppenheimer Value Fund, Cl. I	1,862,265	60,113,899
		136,907,290
Domestic Fixed Income Funds—43.2%
Oppenheimer Core Bond Fund, Cl. I	24,115,133	167,359,021
Oppenheimer Limited-Term Government Fund, Cl. I	16,226,104	72,692,946
Oppenheimer Master Loan Fund, LLC	2,060,907	32,600,576
		272,652,543
Foreign Equity Funds—4.3%
Oppenheimer Developing Markets Fund, Cl. I	120,381	4,089,337
Oppenheimer International Growth Fund, Cl. I	294,413	10,463,423
Oppenheimer International Small-Mid Company Fund, Cl. I	84,145	3,179,850
Oppenheimer International Value Fund, Cl. I	521,166	9,281,963
		27,014,573
Foreign Fixed Income Fund—11.1%
Oppenheimer International Bond Fund, Cl. I	11,993,928	70,044,543
Money Market Fund—0.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.28%[3]	935,749	935,749
Total Investments, at Value (Cost $595,640,418)	99.7%	628,896,966
Net Other Assets (Liabilities)	0.3	2,046,196
Net Assets	100.0%	$ 630,943,162

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares October 31, 2016

Oppenheimer Capital Appreciation Fund, Cl. I	1,007,659	55,312	52,260	1,010,711
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	4,244,615	174,756	4,419,371[b]	—
Oppenheimer Core Bond Fund, Cl. I	23,558,093	1,849,202	1,292,162	24,115,133
Oppenheimer Developing Markets Fund, Cl. I	119,970	8,759	8,348	120,381
Oppenheimer Fundamental Alternatives Fund, Cl. I	—	540,444	19,435	521,009

1        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares October 31, 2016

Oppenheimer Global Multi Strategies Fund, Cl. I	1,123,223	69,086	65,503	1,126,806
Oppenheimer Gold & Special Minerals Fund, Cl. I	609,293	38,894	37,630	610,557
Oppenheimer Institutional Government Money Market Fund, Cl. Ec	7,391,719	8,255,423	14,711,393	935,749
Oppenheimer International Bond Fund, Cl. I	11,556,443	1,118,575	681,090	11,993,928
Oppenheimer International Growth Fund, Cl. I	293,348	19,365	18,300	294,413
Oppenheimer International Small- Mid Company Fund, Cl. I	83,888	4,674	4,417	84,145
Oppenheimer International Value Fund, Cl. I	519,346	33,875	32,055	521,166
Oppenheimer Limited-Term Government Fund, Cl. I	15,989,888	1,160,934	924,718	16,226,104
Oppenheimer Main Street Mid Cap Fund, Cl. I	387,085	21,190	20,097	388,178
Oppenheimer Main Street Small Cap Fund, Cl. I	746,638	46,227	43,821	749,044
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,873,035	231,409	219,650	3,884,794
Oppenheimer Master Loan Fund, LLC	2,054,602	123,011	116,706	2,060,907
Oppenheimer Real Estate Fund, Cl. I	714,912	46,467	32,874	728,505
Oppenheimer Value Fund, Cl. I	1,833,644	131,745	103,124	1,862,265

		Value	Income	Realized Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. I		$ 56,448,188	$ —	$ 893,666
Oppenheimer Commodity Strategy Total Return Fund, Cl. I		—	143,607	(5,753,955)
Oppenheimer Core Bond Fund, Cl. I		167,359,021	3,361,585	1,048,202
Oppenheimer Developing Markets Fund, Cl. I		4,089,337	—	32,455
Oppenheimer Fundamental Alternatives Fund, Cl. I		14,379,855	—	3,355
Oppenheimer Global Multi Strategies Fund, Cl. I		28,316,644	—	18,201
Oppenheimer Gold & Special Minerals Fund, Cl. I		11,423,513	—	131,522
Oppenheimer Institutional Government Money Market Fund, Cl. Ec		935,749	12,246	—
Oppenheimer International Bond Fund, Cl. I		70,044,543	2,323,775	95,242
Oppenheimer International Growth Fund, Cl. I		10,463,423	—	248,434
Oppenheimer International Small-Mid Company Fund, Cl. I		3,179,850	—	84,104
Oppenheimer International Value Fund, Cl. I		9,281,963	—	114,324
Oppenheimer Limited-Term Government Fund, Cl. I		72,692,946	824,480	16,385
Oppenheimer Main Street Mid Cap Fund, Cl. I		10,892,263	—	173,172
Oppenheimer Main Street Small Cap Fund, Cl. I		9,452,940	—	24,968
Oppenheimer Master Inflation Protected Securities Fund, LLC		47,057,243	757,867[d]	151,064[d]
Oppenheimer Master Loan Fund, LLC		32,600,576	1,415,251[e]	(687,480)[e]
Oppenheimer Real Estate Fund, Cl. I		20,165,013	344,130	581,995

2        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)

Oppenheimer Value Fund, Cl. I	$ 60,113,899	$ 722,526	$ 1,341,282

Total	$ 628,896,966	$ 9,905,467	$ (1,483,064)

a. Represents the last business day of the Fund’s reporting period.

b. Oppenheimer Commodity Strategy Total Return Fund liquidated effective July 15, 2016.

c. Prior to September 28, 2016, this fund was named Oppenheimer Institutional Money Market Fund.

d. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

e. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Rate shown is the 7-day yield at period end.

3        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar

4        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

2. Securities Valuation (Continued)

quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

5        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$549,239,147	$—	$—	$549,239,147

Total Assets excluding investment companies valued using practical expedient	$549,239,147	$—	$—	549,239,147

Investment companies valued using practical expedient				79,657,819

Total Assets				$628,896,966

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Significant Holdings. At period end, the Fund’s investment in Oppenheimer Core Bond Fund, accounted for 26.5% of the Fund’s net assets. Additional information on Oppenheimer Core Bond Fund, including the audited financials, can be found on the SEC website.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

6        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

3. Investments and Risks (Continued)

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Fund owns 2.3% of Master Loan and 28.4% of Master Inflation Protected Securities at period end.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their

7        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$635,890,041

Gross unrealized appreciation	$7,882,497
Gross unrealized depreciation	(14,875,572)

Net unrealized depreciation	$(6,993,075)

8        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Alternative Funds—10.2%
Oppenheimer Fundamental Alternatives Fund, Cl. I	623,272	$ 17,202,310
Oppenheimer Global Multi Strategies Fund, Cl. I	1,349,699	33,917,934
Oppenheimer Gold & Special Minerals Fund, Cl. I2	727,157	13,605,103
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,648,933	68,426,594
Oppenheimer Real Estate Fund, Cl. I	886,923	24,550,018
		157,701,959
Domestic Equity Funds—42.0%
Oppenheimer Capital Appreciation Fund, Cl. I	4,792,213	267,645,099
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,804,103	50,623,143
Oppenheimer Main Street Small Cap Fund, Cl. I	3,592,691	45,339,762
Oppenheimer Value Fund, Cl. I	8,780,476	283,433,752
		647,041,756
Domestic Fixed Income Funds—25.8%
Oppenheimer Core Bond Fund, Cl. I	35,174,418	244,110,464
Oppenheimer Limited-Term Government Fund, Cl. I	23,578,890	105,633,426
Oppenheimer Master Loan Fund, LLC	2,998,266	47,428,254
		397,172,144
Foreign Equity Funds—15.1%
Oppenheimer Developing Markets Fund, Cl. I	1,042,720	35,421,208
Oppenheimer International Growth Fund, Cl. I	2,532,581	90,007,942
Oppenheimer International Small-Mid Company Fund, Cl. I	735,371	27,789,679
Oppenheimer International Value Fund, Cl. I	4,508,449	80,295,469
		233,514,298
Foreign Fixed Income Fund—6.6%
Oppenheimer International Bond Fund, Cl. I	17,414,997	101,703,582
Money Market Fund—0.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.28%[3]	2,546,120	2,546,120
Total Investments, at Value (Cost $1,344,938,671)	99.9%	1,539,679,859
Net Other Assets (Liabilities)	0.1	2,121,874
Net Assets	100.0%	$ 1,541,801,733

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares October 31, 2016

Oppenheimer Capital Appreciation Fund, Cl. I	4,955,269	108,838	271,894	4,792,213
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	5,227,281	122,340	5,349,621[b]	—
Oppenheimer Core Bond Fund, Cl. I	35,703,796	1,554,744	2,084,122	35,174,418
Oppenheimer Developing Markets Fund, Cl. I	1,090,546	32,539	80,365	1,042,720
Oppenheimer Fundamental Alternatives Fund, Cl. I	—	649,256	25,984	623,272

1        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares October 31, 2016

Oppenheimer Global Multi Strategies Fund, Cl. I	1,402,049	34,629	86,979	1,349,699
Oppenheimer Gold & Special Minerals Fund, Cl. I	754,471	20,907	48,221	727,157
Oppenheimer Institutional Government Money Market Fund, Cl. Ec	11,159,310	9,651,034	18,264,224	2,546,120
Oppenheimer International Bond Fund, Cl. I	17,474,480	1,035,265	1,094,748	17,414,997
Oppenheimer International Growth Fund, Cl. I	2,638,011	70,168	175,598	2,532,581
Oppenheimer International Small- Mid Company Fund, Cl. I	760,812	17,120	42,561	735,371
Oppenheimer International Value Fund, Cl. I	4,692,875	123,886	308,312	4,508,449
Oppenheimer Limited-Term Government Fund, Cl. I	24,207,643	865,665	1,494,418	23,578,890
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,866,129	41,923	103,949	1,804,103
Oppenheimer Main Street Small Cap Fund, Cl. I	3,728,309	91,761	227,379	3,592,691
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,861,790	140,793	353,650	5,648,933
Oppenheimer Master Loan Fund, LLC	3,110,472	75,351	187,557	2,998,266
Oppenheimer Real Estate Fund, Cl. I	897,980	32,382	43,439	886,923
Oppenheimer Value Fund, Cl. I	8,989,837	326,194	535,555	8,780,476

		Value	Income	Realized Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. I		$ 267,645,099	$ —	$ 4,937,556
Oppenheimer Commodity Strategy Total Return Fund, Cl. I		—	171,777	(6,908,792)
Oppenheimer Core Bond Fund, Cl. I		244,110,464	5,030,181	2,501,900
Oppenheimer Developing Markets Fund, Cl. I		35,421,208	—	337,596
Oppenheimer Fundamental Alternatives Fund, Cl. I		17,202,310	—	4,451
Oppenheimer Global Multi Strategies Fund, Cl. I		33,917,934	—	26,107
Oppenheimer Gold & Special Minerals Fund, Cl. I		13,605,103	—	59,662
Oppenheimer Institutional Government Money Market Fund, Cl. Ec		2,546,120	20,638	—
Oppenheimer International Bond Fund, Cl. I		101,703,582	3,459,108	202,488
Oppenheimer International Growth Fund, Cl. I		90,007,942	—	2,411,098
Oppenheimer International Small-Mid Company Fund, Cl. I		27,789,679	—	820,194
Oppenheimer International Value Fund, Cl. I		80,295,469	—	1,522,246
Oppenheimer Limited-Term Government Fund, Cl. I		105,633,426	1,231,268	113,063
Oppenheimer Main Street Mid Cap Fund, Cl. I		50,623,143	—	916,263
Oppenheimer Main Street Small Cap Fund, Cl. I		45,339,762	—	139,271
Oppenheimer Master Inflation Protected Securities Fund, LLC		68,426,594	1,129,822[d]	226,982[d]
Oppenheimer Master Loan Fund, LLC		47,428,254	2,126,119[e]	(1,046,374)[e]
Oppenheimer Real Estate Fund, Cl. I		24,550,018	426,472	803,622

2        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)

Oppenheimer Value Fund, Cl. I	$ 283,433,752	$ 3,497,565	$ 7,618,540

Total	$ 1,539,679,859	$ 17,092,950	$ 14,685,873

a. Represents the last business day of the Fund’s reporting period.

b. Oppenheimer Commodity Strategy Total Return Fund liquidated effective July 15,2016.

c. Prior to September 28. 2016, this fund was named Oppenheimer Institutional Money Market Fund.

d. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

e. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Rate shown is the 7-day yield at period end.

3        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and

4        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

2. Securities Valuation (Continued)

ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy. The table below categorizes amounts at period end based on valuation input level:

5        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$1,423,825,011	$—	$—	$1,423,825,011

Total Assets excluding investment companies valued using practical expedient	$1,423,825,011	$—	$—	1,423,825,011

Investment companies valued using practical expedient				115,854,848

Total Assets				$1,539,679,859

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation

6        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

3. Investments and Risks (Continued)

Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Fund owns 3.3% of Master Loan and 41.3% of Master Inflation Protected Securities at period end.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.

7        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Total federal tax cost	$1,394,322,837

Gross unrealized appreciation	$158,612,725
Gross unrealized depreciation	(13,255,703)

Net unrealized appreciation	$145,357,022

8        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

	Shares	Value

Investment Companies—100.1%[1]
Alternative Funds—5.8%
Oppenheimer Fundamental Alternatives Fund, Cl. I	475,138	$13,113,821

Oppenheimer Global Multi Strategies Fund, Cl. I	843,579	21,199,148

Oppenheimer Gold & Special Minerals Fund, Cl. I2	490,114	9,170,040

Oppenheimer Master Event-Linked Bond Fund, LLC	1,777,804	28,456,033

Oppenheimer Master Inflation Protected Securities Fund, LLC	4,129,814	50,025,219

Oppenheimer Real Estate Fund, Cl. I	514,289	14,235,533

		136,199,794

Domestic Equity Funds—48.3%
Oppenheimer Capital Appreciation Fund, Cl. I	8,146,281	454,969,800

Oppenheimer Main Street Mid Cap Fund, Cl. I	3,155,854	88,553,274

Oppenheimer Main Street Small Cap Fund, Cl. I	7,338,632	92,613,537

Oppenheimer Value Fund, Cl. I	15,296,539	493,772,273

		1,129,908,884

Domestic Fixed Income Funds—12.1%
Oppenheimer Core Bond Fund, Cl. I	24,580,369	170,587,758

Oppenheimer Limited-Term Government Fund, Cl. I	15,758,417	70,597,710

Oppenheimer Master Loan Fund, LLC	2,573,785	40,713,572

		281,899,040

Foreign Equity Funds—29.9%
Oppenheimer Developing Markets Fund, Cl. I	3,253,852	110,533,346

Oppenheimer International Growth Fund, Cl. I	7,577,104	269,290,264

Oppenheimer International Small-Mid Company Fund, Cl. I	2,364,421	89,351,468

Oppenheimer International Value Fund, Cl. I	12,973,566	231,059,217

		700,234,295

Foreign Fixed Income Fund—3.7%
Oppenheimer International Bond Fund, Cl. I	14,769,738	86,255,267

Money Market Fund—0.3%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.28%[3]	6,100,262	6,100,262

Total Investments, at Value (Cost $1,885,543,016)	100.1%	2,340,597,542

Net Other Assets (Liabilities)	(0.1)	(1,540,346)

Net Assets	100.0%	$2,339,057,196

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares October 31, 2016

Oppenheimer Capital Appreciation Fund, Cl. I	8,570,672	107,395	531,786	8,146,281
Oppenheimer Commodity Strategy Total Return Fund, Cl Ib	4,835,975	140,344	4,976,319	—
Oppenheimer Core Bond Fund, Cl. I	25,376,549	841,931	1,638,111	24,580,369
Oppenheimer Developing Markets Fund, Cl. I	3,473,295	55,880	275,323	3,253,852
Oppenheimer Fundamental Alternatives Fund, Cl. I	—	496,670	21,532	475,138

1        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares October 31, 2016

Oppenheimer Global Multi Strategies Fund, Cl. I	892,220	12,337	60,978	843,579
Oppenheimer Gold & Special Minerals Fund, Cl. I	517,313	7,248	34,447	490,114
Oppenheimer Institutional Government Money Market Fund, Cl. Ec	10,546,451	8,803,752	13,249,941	6,100,262
Oppenheimer International Bond Fund, Cl. I	15,083,603	717,545	1,031,410	14,769,738
Oppenheimer International Growth Fund, Cl. I	8,030,832	115,164	568,892	7,577,104
Oppenheimer International Small-Mid Company Fund, Cl. I	2,486,072	30,959	152,610	2,364,421
Oppenheimer International Value Fund, Cl. I	13,756,050	199,361	981,845	12,973,566
Oppenheimer Limited-Term Government Fund, Cl. I	16,471,843	412,088	1,125,514	15,758,417
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,323,236	42,658	210,040	3,155,854
Oppenheimer Main Street Small Cap Fund, Cl. I	7,757,873	106,975	526,216	7,338,632
Oppenheimer Master Event-Linked Bond Fund, LLC	1,869,222	23,203	114,621	1,777,804
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,361,168	58,799	290,153	4,129,814
Oppenheimer Master Loan Fund, LLC	2,717,120	36,513	179,848	2,573,785
Oppenheimer Real Estate Fund, Cl. I	528,679	14,473	28,863	514,289
Oppenheimer Value Fund, Cl. I	15,944,534	408,992	1,056,987	15,296,539

	Value	Income	Realized Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. I	$ 454,969,800	$ —	$9,435,724
Oppenheimer Commodity Strategy Total Return Fund, Cl Ib	—	158,871	(4,973,162)
Oppenheimer Core Bond Fund, Cl. I	170,587,758	3,534,474	1,953,465
Oppenheimer Developing Markets Fund, Cl. I	110,533,346	—	4,322,163
Oppenheimer Fundamental Alternatives Fund, Cl. I	13,113,821	—	3,819
Oppenheimer Global Multi Strategies Fund, Cl. I	21,199,148	—	8,094
Oppenheimer Gold & Special Minerals Fund, Cl. I	9,170,040	—	32,841
Oppenheimer Institutional Government Money Market Fund, Cl. Ec	6,100,262	27,546	—
Oppenheimer International Bond Fund, Cl. I	86,255,267	2,947,043	37,773
Oppenheimer International Growth Fund, Cl. I	269,290,264	—	10,976,325
Oppenheimer International Small-Mid Company Fund, Cl. I	89,351,468	—	2,697,728
Oppenheimer International Value Fund, Cl. I	231,059,217	—	3,393,081
Oppenheimer Limited-Term Government Fund, Cl. I	70,597,710	826,969	(48,146)
Oppenheimer Main Street Mid Cap Fund, Cl. I	88,553,274	—	1,678,875
Oppenheimer Main Street Small Cap Fund, Cl. I	92,613,537	—	173,516
Oppenheimer Master Event-Linked Bond Fund, LLC	28,456,033	1,244,941[d]	365,681[d]

2        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Footnotes to Statement of Investments (Continued)

	Valu	e	Income	Realized Gain (Loss)

Oppenheimer Master Inflation Protected Securities Fund, LLC	$50,025,219		$827,980[e]	$531,113[e]
Oppenheimer Master Loan Fund, LLC	40,713,572		1,822,434[f]	287,106[f]
Oppenheimer Real Estate Fund, Cl. I	14,235,533		247,970	523,840
Oppenheimer Value Fund, Cl. I	493,772,273		6,120,320	13,922,528

Total	$2,340,597,542		$17,758,548	$45,322,364

 a. Represents the last business day of the Fund’s reporting period.

b. Oppenheimer Commodity Strategy Total Return Fund liquidated effective July 15, 2016.

c. Prior to September 28, 2016 , this fund was named Oppenheimer Institutional Money Market Fund.

d. Represents the amount allocated to the Fund from Oppenheimer Master Event-linked Bond Fund, LLC.

e. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

f. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Rate shown is the 7-day yield at period end.

See accompanying Notes to Financial Statements.

3        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar

4        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

2. Securities Valuation (Continued)

quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)  Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy. The table below categorizes amounts at period end based on valuation input level:

5        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$2,221,402,718	$—	$—	$2,221,402,718

Total Assets excluding investment companies valued using practical expedient	$2,221,402,718	$—	$—	2,221,402,718

Investment companies valued using practical expedient				119,194,824

Total Assets				$2,340,597,542

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC

6        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

3. Investments and Risks (Continued)

(“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 2.9% of Master Loan, 9.9% of Master Event-Linked Bond and 30.2% of Master Inflation Protected Securities at period end.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their

7        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,945,577,768

Gross unrealized appreciation	$404,160,626
Gross unrealized depreciation	(9,140,852)

Net unrealized appreciation	$395,019,774

8        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

	Shares	Value

Investment Companies—99.9%[1]
Domestic Equity Funds—50.0%
Oppenheimer Capital Appreciation Fund, Cl. I	2,786,904	$ 155,648,585
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,183,933	33,221,155
Oppenheimer Main Street Small Cap Fund, Cl. I	2,102,430	26,532,665
Oppenheimer Value Fund, Cl. I	5,397,062	174,217,151

		389,619,556
Foreign Equity Funds—49.9%
Oppenheimer Developing Markets Fund, Cl. I	1,461,058	49,632,129
Oppenheimer International Growth Fund, Cl. I	4,290,931	152,499,674
Oppenheimer International Small-Mid Company Fund, Cl. I	1,445,229	54,615,185
Oppenheimer International Value Fund, Cl. I	7,378,880	131,417,847

		388,164,835
Total Investments, at Value (Cost $564,740,265)	99.9%	777,784,391
Net Other Assets (Liabilities)	0.1	601,673

Net Assets	100.0%	$ 778,386,064

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares October 31, 2016

Oppenheimer Capital Appreciation Fund, Cl. I	2,920,033	91,721	224,850	2,786,904
Oppenheimer Developing Markets Fund, Cl. I	1,574,892	78,820	192,654	1,461,058
Oppenheimer International Growth Fund, Cl. I	4,541,712	173,727	424,508	4,290,931
Oppenheimer International Small- Mid Company Fund, Cl. I	1,505,837	42,039	102,647	1,445,229
Oppenheimer International Value Fund, Cl. I	7,817,841	304,174	743,135	7,378,880
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,234,906	35,041	86,014	1,183,933
Oppenheimer Main Street Small Cap Fund, Cl. I	2,213,939	76,686	188,195	2,102,430
Oppenheimer Value Fund, Cl. I	5,591,160	249,388	443,486	5,397,062

		Value	Income	Realized Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. I		$155,648,585	$—	$ (1,701,272)
Oppenheimer Developing Markets Fund, Cl. I		49,632,129	—	(713,967)
Oppenheimer International Growth Fund, Cl. I		152,499,674	—	(44,979)
Oppenheimer International Small-Mid Company Fund, Cl. I		54,615,185	—	271,925
Oppenheimer International Value Fund, Cl. I		131,417,847	—	(56,633)
Oppenheimer Main Street Mid Cap Fund, Cl. I		33,221,155	—	(281,953)
Oppenheimer Main Street Small Cap Fund, Cl. I		26,532,665	—	(27,958)

1      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)
Oppenheimer Value Fund, Cl. I	$174,217,151	$2,160,513	$(64,324)

Total	$777,784,391	$2,160,513	$(2,619,161)

a. Represents the last business day of the Fund’s reporting period.

2      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

1.  Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek capital appreciation. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2.  Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

    If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar

3       OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$777,784,391	$—	$—	$777,784,391

Total Assets	$777,784,391	$—	$—	$777,784,391

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in

4      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

2. Securities Valuation (Continued)

the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

    Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than

5      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$580,208,096

Gross unrealized appreciation	$197,576,295
Gross unrealized depreciation	—

Net unrealized appreciation	$197,576,295

6       OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/14/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/14/2016